CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flow from operating activities
Profit for the period	$ 335,047	$ 294,221	$ 212,775
Income tax expense	145,807	108,384	48,003
Profit before income tax	480,854	402,605	260,778
Share of profits of equity accounted joint ventures	(11,950)	(17,299)	(77,303)
Net finance (income)/cost	(4,297)	570	2,902
Unwind of discount on provisions for environmental rehabilitation	1,386	1,070	1,397
Depreciation and amortization	182,900	175,343	150,902
Share-based payments	21,993	23,891	22,943
Non-cash adjustment on royalties	28,101	31,276	36,855
Loss on sale of available-for-sale financial assets	0	524	0
Cash flows from (used in) operations before changes in working capital	698,987	617,980	398,474
Effects of changes in operating working capital items
Receivables	(44,417)	(53,319)	(22,399)
Inventories and ore stockpiles	7,402	14,577	6,220
Trade and other payables	29,374	(14,206)	28,137
Cash generated from operations before interest and tax	691,346	565,032	410,432
Interest received	6,018	1,553	112
Interest paid	(1,721)	(2,123)	(3,014)
Dividends received from equity accounted joint ventures	4,000	26,000	45,272
Income tax paid	(151,845)	(69,235)	(55,820)
Net cash generated by operating activities	547,798	521,227	396,982
Additions to property, plant and equipment	(195,979)	(170,783)	(216,038)
Sale of available-for-sale financial assets	0	1,982	0
Funds invested in equity accounted joint ventures	(30,915)	0	(2,829)
Loans repaid by equity accounted joint ventures	746	11,934	1,072
Acquisition of additional interest in Tongon	0	(718)	0
Net cash used in investing activities	(226,148)	(157,585)	(217,795)
Proceeds from issue of ordinary shares	277	3,233	289
Dividends paid to company’s shareholders	(94,046)	(52,091)	(38,600)
Dividends paid to non-controlling interests	(24,374)	(11,855)	(10,256)
Net cash used by financing activities	(118,143)	(60,713)	(48,567)
Net increase in cash and equivalents	203,507	302,929	130,620
Cash and equivalents at beginning of year	516,301	213,372	82,752
Cash and cash equivalents at end of year	719,808	516,301	213,372
Kibali Jersey Limited [member]
Cash flow from operating activities
Profit for the period	13,984	49,690	137,985
Income tax expense	(54,333)	(22,962)	17,840
Profit before income tax	(40,349)	26,728	155,825
Depreciation and amortization	264,415	210,925	192,509
Cash flows from (used in) operations before changes in working capital	275,930	282,041	351,768
Effects of changes in operating working capital items
Inventories and ore stockpiles	(11,026)	14,712	12,447
Cash generated from operations before interest and tax	225,429	272,950	369,658
Interest received	2,701	3,400	3,591
Interest paid	(4,856)	(4,637)	(4,198)
Dividends received from equity accounted joint ventures	0	276	0
Income tax paid	(1,796)	(8,973)	(13,148)
Net cash generated by operating activities	221,478	263,016	355,903
Additions to property, plant and equipment	(256,208)	(213,570)	(286,905)
Loans repaid by equity accounted joint ventures	3,170	2,555	423
Net cash used in investing activities	(253,038)	(211,015)	(286,482)
Proceeds from issue of ordinary shares	30,000	0	0
Dividends paid to company’s shareholders	(8,000)	(52,000)	(70,000)
Repayment of borrowings	(7,228)	(6,714)	(6,302)
Net cash used by financing activities	14,772	(58,714)	(76,302)
Net increase in cash and equivalents	(16,788)	(6,713)	(6,881)
Cash and equivalents at beginning of year	18,865	21,373
Cash and cash equivalents at end of year	3,288	18,865	21,373
Cash and cash equivalents at the beginning of the year	7,314	14,027	20,908
Bank overdrafts	(12,762)	(11,551)	(7,346)
Cash and cash equivalents at the end of the year	$ (9,474)	$ 7,314	$ 14,027